SHAREHOLDERS' EQUITY - Warrants (Details) CAD / shares in Units, $ / shares in Units, CAD in Thousands, $ in Thousands							12 Months Ended
	Aug. 08, 2016 USD ($) item $ / shares shares	Apr. 11, 2016 USD ($) $ / shares shares	Aug. 01, 2014 CAD CAD / shares shares	Aug. 01, 2014 USD ($) shares	Sep. 23, 2013 USD ($) $ / shares shares	May 30, 2007 shares	Feb. 28, 2017 USD ($) $ / shares shares	Feb. 28, 2017 CAD / shares	Feb. 28, 2017 USD ($) $ / shares shares	Aug. 01, 2014 USD ($) shares
Warrants
Shares Purchasable									2,184,855
Shares purchasable for Comerica Warrants - granted but not issued									375,000
Shares purchasable for total warrants granted									2,559,855
Warrants outstanding									2,924,355
Comerica Warrants - granted but not issued									375,000
Total warrants granted									3,299,355
Exercise price of Comerica Warrants - granted but not issued | $ / shares							$ 4.00
Termination period for Comerica Warrants - granted but not issued							5 years
Aggregate gross proceeds from equity offering | $							$ 9,502
Fair value of warrant liability | $	$ 4,672	$ 1,137			$ 6,425
Issuance Of Warrants, May 30, 2007
Warrants
Shares Purchasable									1,262
Warrants outstanding									31,562
Exercise price, warrants | CAD / shares								CAD 88.75
Public Offering September 23 2013
Warrants
Shares Purchasable									29,550
Warrants outstanding					8,932,500				738,750
Exercise price, warrants | $ / shares					$ 2.80
Shares issued under public equity offering (in shares)					11,910,000
Shares issued under public equity offering (in dollars per share) | $ / shares					$ 2.10
Aggregate gross proceeds from equity offering | $					$ 25,011
Equity issuance expenses related to offering | $					2,576
Warrant costs | $					662
Fair value of warrant liability | $					$ 6,425
Change in fair value of warrant liability | $							75
Registered Direct Offering April 11, 2016
Warrants
Shares Purchasable									299,999
Warrants outstanding		299,999							299,999
Shares issued under public equity offering (in shares)		599,998
Shares issued under public equity offering (in dollars per share) | $ / shares		$ 7.25
Aggregate gross proceeds from equity offering | $		$ 4,350
Equity issuance expenses related to offering | $		428
Warrant costs | $		$ 92
Realized gain in fair value of warrant | $							1,038
Change in fair value of warrant liability | $							99
Public Equity Offering August 8, 2016
Warrants
Shares Purchasable									1,854,044
Warrants outstanding									1,854,044
Aggregate gross proceeds from equity offering | $	6,000
Equity issuance expenses related to offering | $	723
Warrant costs | $	469
Fair value of warrant liability | $	$ 4,672
Realized gain in fair value of warrant | $							3,162
Change in fair value of warrant liability | $							984
Public Offering August 1 2014
Warrants
Warrants outstanding										7,963,750
Shares issued under public equity offering (in shares)										15,927,500
Shares issued under public equity offering (in dollars per share) | CAD / shares			CAD 1.80
Aggregate gross proceeds from equity offering | CAD			CAD 28,670
Equity issuance expenses related to offering | $				$ 2,275
Warrant costs | $				$ 221
Fair value of warrant liability | $										$ 2,551
Realized gain in fair value of warrant | $							$ 117
Common Shares
Warrants
Share issuance (in shares)							2,423,878
Common Shares | Public Offering September 23 2013
Warrants
Share issuance (in shares)					1
Common Shares | Registered Direct Offering April 11, 2016
Warrants
Share issuance (in shares)		1
Common Shares | Public Offering August 1 2014
Warrants
Share issuance (in shares)			1	1
Warrants
Warrants
Warrants outstanding						31,562
Warrant expiration period						10 years
Numbers of common shares each warrant may be converted into						0.04
Warrants | Maximum
Warrants
Shares Purchasable						5,050
Warrants | Public Offering September 23 2013
Warrants
Exercise price, warrants | $ / shares									$ 2.80
Numbers of common shares each warrant may be converted into					0.04
Share issuance (in shares)					0.75
Fair value of warrant liability | $									$ 7
Warrants | Registered Direct Offering April 11, 2016
Warrants
Exercise price, warrants | $ / shares		$ 8.50							$ 8.50
Numbers of common shares each warrant may be converted into		1
Share issuance (in shares)		0.5
Warrants | Public Offering August 1 2014
Warrants
Exercise price, warrants | CAD / shares			CAD 56.25
Numbers of common shares each warrant may be converted into										0.04
Share issuance (in shares)			0.5	0.5
Scenario 2 | Warrants | Public Offering September 23 2013
Warrants
Exercise price, warrants | $ / shares					$ 2.80
Long-Term Warrants
Warrants
Exercise price, warrants | $ / shares	$ 4.37
Long-Term Warrants | Public Equity Offering August 8, 2016
Warrants
Warrants outstanding	1,854,044								1,854,044
Short-Term Warrants
Warrants
Exercise price, warrants | $ / shares	$ 4.00
Short-Term Warrants | Public Equity Offering August 8, 2016
Warrants
Warrants outstanding	3,708,088
Exercise price, warrants | CAD / shares								CAD 4.37
Pre-Funded Warrants
Warrants
Exercise price, warrants | $ / shares	$ 0.01
Class A unit
Warrants
Numbers of common shares each warrant may be converted into	1
Class A unit | Public Equity Offering August 8, 2016
Warrants
Shares issued under public equity offering (in shares)	1,760,880
Shares issued under public equity offering (in dollars per share) | $ / shares	$ 3.35
Class A unit | Private Equity Offering August 8, 2016
Warrants
Shares issued under private placement (in shares)	63,000
Aggregate proceeds from private equity placement | $	$ 211
Class A unit | Long-Term Warrants
Warrants
Number of warrants in each class | item	1
Class A unit | Short-Term Warrants
Warrants
Number of warrants in each class | item	2
Class B unit
Warrants
Numbers of common shares each warrant may be converted into	1
Class B unit | Public Equity Offering August 8, 2016
Warrants
Shares issued under public equity offering (in shares)	30,164
Shares issued under public equity offering (in dollars per share) | $ / shares	$ 3.34
Class B unit | Long-Term Warrants
Warrants
Number of warrants in each class | item	1
Class B unit | Short-Term Warrants
Warrants
Number of warrants in each class | item	2
Class B unit | Pre-Funded Warrants
Warrants
Number of warrants in each class | item	1